Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (26,933)	$ (65,973)
Other comprehensive loss:
Foreign currency translation adjustment	1,429	(18,324)
Comprehensive loss	$ (25,504)	$ (84,297)